Subsequent Events	12 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

18.    Subsequent Events

On July 1, 2011, the Company acquired certain assets of Kaplan Virtual Schools and Insight Schools, Inc. These assets include virtual charter schools and private virtual high schools throughout the United States that will be integrated into the Company's existing operations.

In August 2011, the Company renewed its lease line of credit with PNC Bank. The lease line now expires in August 2012.